Profit Share	6 Months Ended
Jun. 30, 2013
Profit Share [Abstract]
Profit Share

4. PROFIT SHARE

Profit share earned (from Unitholders' redemptions) is credited to the New Profit Memo Account as defined in the Trust's Declaration of Trust and Trust Agreement (the "Trust Agreement"). No profit share was earned or accrued during the three and six months ended June 30, 2013 or 2012.